DEBT - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DEBT [Abstract]
2025	$ 30,000
2026	29,900
2027	29,900
2028	53,567
2029	28,100
Thereafter	2,613,600
Total	$ 2,785,067	$ 2,764,900